BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Schedule of borrowings
Borrowings are composed of the following for the years ended:

		December 31, 2021		December 31, 2020
	Maturity	Weighted average effective interest rate	$	Weighted average effective interest rate	$
2021 Senior Unsecured Notes (a)	June 2029	4.38%	395,614	—%	—
2018 Senior Unsecured Notes (b)	October 2026	—%	—	7.00%	246,236
2021 Credit Facility (c)	June 2026	2.16%	96,116	—%	—
2018 Credit Facility (d)	June 2023	—%	—	3.07%	185,162
2018 Capstone Credit Facility (e)	Various until June 2023	5.17%	11,389	6.47%	10,505
Partially forgivable government loans (f)	Various until June 2026	1.25%	4,628	1.25%	5,265
Lease liabilities (g)	Various until December 2034	5.89%	44,801	6.12%	42,122
Other borrowings (h)	Various until December 2025	0.77% - 4.70%	2,713	0.82% - 9.31%	674
Total borrowings			555,261		489,964
Less: borrowings and lease liabilities, current			18,119		26,219
Total borrowings and lease liabilities, non-current			537,142		463,745

Schedule of changes in Company's liabilities arising from financing activities
The changes in the Company’s liabilities arising from financing activities can be classified as follows:

	Borrowings, non-current (excluding lease liabilities)	Borrowings, current (excluding lease liabilities)	Lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2019	443,819	20,235	44,756	508,810
Cash flows:
Proceeds	234,972	67,059	—	302,031
Repayments	(248,903)	(70,397)	(6,581)	(325,881)
Non-cash:
Lease additions	—	—	4,064	4,064
Lease disposals	—	—	(203)	(203)
Amortization of debt issuance costs	1,210	—	—	1,210
Foreign exchange and other	(23)	(130)	86	(67)
Reclassification	(2,364)	2,364	—	—
Balance as of December 31, 2020	428,711	19,131	42,122	489,964

	Borrowings, non-current (excluding lease liabilities)	Borrowings, current (excluding lease liabilities)	Lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2020	428,711	19,131	42,122	489,964
Cash flows:
Proceeds	716,555	80,874	—	797,429
Repayments	(653,472)	(77,852)	(7,803)	(739,127)
Debt issuance costs (1)	(8,421)	—	—	(8,421)
Non-cash:
Lease additions	—	—	10,278	10,278
Lease disposals	—	—	(68)	(68)
Additions through business acquisitions	—	—	250	250
Amortization of debt issuance costs	1,502	—	—	1,502
Write-off of debt issuance costs	3,647	—	—	3,647
Foreign exchange and other	(192)	(23)	22	(193)
Reclassification	14,650	(14,650)	—	—
Balance as of December 31, 2021	502,980	7,480	44,801	555,261

(1)    Includes debt issuance costs of $0.1 million that were accrued for but unpaid as of December 31, 2021.